Share Capital (Details) - Schedule of nonvested stock options granted - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Schedule of nonvested stock options granted [Abstract]
Number of Options Nonvested beginning	1,000,000
Exercise Price Nonvested beginning	$ 2.5
Number of Options Granted		1,000,000
Nonvested Granted
Number of Options Vested	(1,000,000)
Exercise Price Vested	$ (2.5)
Number of Options Nonvested ending		1,000,000
Exercise Price Nonvested ending		$ 2.5